Consolidated Balance Sheet (Parenthetical) - £ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Ordinary shares, par value	£ 0	£ 0
Ordinary shares, unlimited shares	Unlimited	Unlimited
Ordinary shares, shares issued	11,585,687	10,963,783
Ordinary shares, shares outstanding	11,585,687	10,963,783